BORROWINGS	12 Months Ended
Dec. 31, 2025
BORROWINGS
BORROWINGS
10.	BORROWINGS

The Group’s borrowings consisted of the following:

	As of December 31,
	2025	2024
	US$	US$
Short-term borrowings:
Borrowings from banks (i)	479,419	601,165
Borrowings from related parties (Note 26(vii))	784,288	199,570
Other short-term financing arrangements (Note 4)	—	1,784
Total	1,263,707	802,519
Long-term borrowings:
Borrowings from bank (ii)	98,254	—
(i)During the year ended December 31, 2025, the Group borrowed loans due within one year or less with aggregated principal amounts of US$587,785 from banks in Chinese mainland, bearing an interest rate of one-year loan prime rate published by China Foreign Exchange Trade System (“LPR”) at the date of utilization plus 0.40% to 0.75% per annum. The interests shall be repaid quarterly or upon maturity.

During the year ended December 31, 2024, the Group borrowed loans due within one year or less with aggregated principal amounts of US$644,914 from banks in Chinese mainland, bearing an interest rate of one-year LPR at the date of utilization plus 0.30% to 3.50% per annum. The interests shall be repaid quarterly or monthly.

(ii)During the year ended December 31, 2025, the Group borrowed a two-year long-term loan with aggregated principal amounts of US$98,153, bearing an interest rate of 2.4% per annum from a bank in Chinese mainland, which was pledged with a long-term restricted cash of US$98,960. As of December 31, 2025, US$84,765 and US$13,489 are due in August 2027 and December 2027, respectively. The interest shall be repaid quarterly.
(iii)The weighted average interest rate on short-term borrowings outstanding as of December 31, 2025 and 2024 is 4.65% and 4.32%, respectively.

As of December 31, 2025 and 2024, the Group had a total line of credit in the amount of US$347,143 and US$916,748, of which the unused portion was US$82,091 and US$241,918, respectively.

As of December 31, 2025 and 2024, certain of the Group’s borrowings were pledged with restricted cash of US$387,185 and US$368,382, respectively.